CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities
		Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2025
Loans and receivables at amortised cost
Trade receivables	17	9,362	-	-	9,362	9,362
Cash and cash equivalents	18	5,138	-	-	5,138	5,138
		14,500	-	-	14,500	14,500

Liabilities at amortised cost
Senior secured term loan	23	-	(108,015)	-	(108,015)	(108,015)
Convertible note	23	-	(16,330)	-	(16,330)	(16,330)
Exchangeable note	23	-	(210)	-	(210)	(210)
Lease liabilities	24	(13,428)	-	-	(13,428)	(13,428)
Trade and other payables (excluding deferred income)	21	(29,516)	-	-	(29,516)	(29,516)
Provisions	22	(1,126)	-	-	(1,126)	(1,126)

		(44,070)	(124,555)	-	(168,625)	(168,625)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(3,320)	-	(3,320)	(3,320)
Derivative asset – prepayment option	23	249	-	-	249	249
Equity investments in Novus	13	-	-	2,773	2,773	2,773

		249	(3,320)	2,773	(298)	(298)

		(29,321)	(127,875)	2,773	(154,423)	(154,423)
		Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Loans and receivables at amortised cost
Trade receivables	17	13,416	-	-	13,416	13,416
Cash and cash equivalents	18	5,167	-	-	5,167	5,167
		18,583	-	-	18,583	18,583

Liabilities at amortised cost
Senior secured term loan	23	-	(72,391)	-	(72,391)	(72,391)
Convertible note	23	-	(15,401)	-	(15,401)	(15,401)
Exchangeable note	23	-	(210)	-	(210)	(210)
Lease liabilities	24	(12,762)	-	-	(12,762)	(12,762)
Trade and other payables (excluding deferred income)	21	(26,585)	-	-	(26,585)	(26,585)
Provisions	22	(2,529)	-	-	(2,529)	(2,529)

		(41,876)	(88,002)	-	(129,878)	(129,878)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(1,658)	-	(1,658)	(1,658)
Derivative asset – prepayment option	23	-	166	-	166	166
Equity investments in Novus	13	-	-	2,455	2,455	2,455

		-	(1,492)	2,455	963	963

		(23,293)	(89,494)	2,455	(110,332)	(110,332)

Schedule of Interest Rate Risk Effective and Repricing Analysis
As at December 31, 2025	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.0%	5,138	5,138	-	-	-	-
Exchangeable note[1]	23	4.0%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	12.8%	(108,015)	(108,015)	-	-	-	-
Convertible note[3]	23	1.5%	(16,330)	-	-	-	(16,330)	-
Lease payable on Right of Use assets	24	5 to 14.8%	(13,428)	(1,331)	(1,257)	(2,515)	(5,265)	(3,060)

Total			(132,845)	(104,208)	(1,257)	(2,515)	(21,595)	(3,270)

As at December 31, 2024	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.0%	5,167	5,167	-	-	-	-
Exchangeable note[1]	23	4.0%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	16.3%	(72,391)	-	-	(72,391)	-	-
Convertible note[3]	23	1.5%	(15,401)	-	-	-	(15,401)	-
Lease payable on Right of Use assets	24	5.0%	(12,762)	(1,150)	(1,135)	(1,742)	(4,532)	(4,203)

Total			(95,597)	4,017	(1,135)	(74,133)	(19,933)	(4,413)

1 The maturity of the exchangeable notes is based on the contractual maturity date of April 1, 2045.

2 The senior secured term loan is a variable instrument. In January 2024, the amended term loan agreement reduced the annual rate of interest on the loan by 2.5% to 8.75% plus the greater of (a) Term Secured Overnight Financing Rate or (b) 4.0% per annum, and allows for a further 2.5% reduction in the base rate to 6.25% once the outstanding principal under the term loan falls below US$35 million. On 22 December 2025, the Group entered a further amendment of its senior secured term loan facility with Perceptive. The terms of the amendment were assessed under IFRS 9 and determined to result in a substantial modification of the existing financial liability. The loan has a contractual maturity in January 2027 under the new modified loan terms.

3 The 7-year convertible note was issued in May 2022 and is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.

Schedule of Interest Rate Profile of Financial Assets/Liabilities
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Variable rate instruments
Cash at bank and in hand	5,138	5,167
Variable rate financial liabilities (senior secured term loan)	(108,015)	(72,391)

	(102,877)	(67,224)

Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(210)
Fixed rate financial liabilities (convertible note)	(16,330)	(15,401)
Fixed rate financial liabilities (lease payables)	(13,428)	(12,762)

	(29,968)	(28,373)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
As at December 31, 2025	Carrying amount	Contractual cash flows	6 mths or less	6 mths –12 mths	1-2 years	2-5 years	>5 years
US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	29,516	29,516	29,516	-	-	-	-
Lease payable on Right of Use assets	13,428	15,643	1,661	1,554	3,000	6,110	3,318
Senior secured term loan¹	108,015	117,854	4,725	113,129	-	-	-
Convertible note	16,330	21,025	150	150	300	20,425	-
Exchangeable notes	210	372	4	4	8	24	332

	167,499	184,410	36,056	114,837	3,308	26,559	3,650

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2025

As at December 31, 2024	Carrying amount	Contractual cash flows	6 mths or less	6 mths –12 mths	1-2 years	2-5 years	>5 years
US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	26,585	26,585	26,585	-	-	-	-
Lease payable on Right of Use assets	12,762	15,214	1,454	1,408	2,213	5,487	4,652
Senior secured term loan¹	72,391	81,438	1,703	3,319	76,416	-	-
Convertible note	15,401	21,350	150	150	300	900	19,850
Exchangeable notes	210	380	4	4	8	24	340

	127,349	144,967	29,896	4,881	78,937	6,411	24,842

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2024.

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2025	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	657	27	-	169	253	-
Trade and other receivable	490	17	16	127	901	-
Trade and other payables	(13,669)	(277)	(34)	(40)	(129)	(2)
Lease liabilities	(8,504)	-	-	-	(299)	-

Total exposure	(21,026)	(233)	(18)	256	726	(2)

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	116	50	20	293	373	-
Trade and other receivable	1,009	74	-	294	1,019	-
Trade and other payables	(7,098)	(453)	(12)	(114)	(135)	(1)
Lease liabilities	(6,867)	-	-	-	(171)	-

Total exposure	(12,840)	(329)	8	473	1,086	(1)

Schedule of Sensitivity Analysis

A 10% strengthening of the US Dollar against the Euro at December 31, 2025 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss
US$’000
December 31, 2025
Euro	1,911

December 31, 2024
Euro	1,167

A 10% weakening of the US Dollar against the Euro at December 31, 2025 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss
US$’000
December 31, 2025
Euro	(2,336)

December 31, 2024
Euro	(1,427)

Schedule of Maximum Credit Exposure of Financial Assets
	Carrying Value	Carrying Value
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Third party trade receivables (Note 17)	9,362	13,416
Cash and cash equivalents (Note 18)	5,138	5,167

	14,500	18,583

Schedule of Exposure of Trade Receivables by Geographic Location
	Carrying Value	Carrying Value
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
United States	2,667	4,185
Euro-zone countries	409	742
United Kingdom	211	741
Other regions	6,075	7,748

	9,362	13,416

Schedule of Exposure of Trade Receivables by Customer
	Carrying Value	Carrying Value
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
End-user customers	2,598	3,828
Distributors	6,412	8,236
Non-governmental organisations	352	1,352

	9,362	13,416

Schedule of Ageing of Trade Receivables
	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2025	2025	2025	2024	2024	2024
	US$’000	US$’000%		US$’000	US$’000%
Not past due	7,718	22	0.3%	9,363	-	-
Past due 0-30 days	485	16	3.4%	1,455	-	-
Past due 31-120 days	504	17	3.3%	1,753	31	1.8%
Greater than 120 days	1,741	1,030	59.2%	3,131	2,255	72.0%

	10,448	1,085	-	15,702	2,286	-

Schedule of Movement in Allowance for Impairment of Trade Receivables
	2025	2024
	US$’000	US$’000
Balance at January 1	2,286	2,324
(Reversed)/charged to costs and expenses	(324)	225
Amounts written off during the year	(876)	(263)

Balance at December 31	1,086	2,286